RELATED PARTY TRANSACTIONS - Accounts payable to affiliated corporations (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Total payables	$ 95.5	$ 89.2
Ultimate parent and parent corporation
RELATED PARTY TRANSACTIONS
Accounts payable	55.4	21.2
Interest payable	5.0	5.0
Corporations under common control
RELATED PARTY TRANSACTIONS
Accounts payable	$ 35.1	$ 63.0